UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted Average Assumptions Used
The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions used are noted in the table below:

2016
Risk free interest rate	1.5%
Expected volatility of common stock	44.8%
Expected dividend yield	0.0%
Expected life of options (in years)	5.0 years